CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,031	$ 13,823	$ 17,299
Short-term investments		0	11,698
Restricted cash	174	499	393
Accounts receivable		0	4,887
Inventory		0	1,383
Prepaid expenses and other current assets	739	859	3,930
Total current assets	7,944	15,181	39,590
Non-current restricted cash	0	99	597
Land, buildings, and equipment	4,859	21,731	22,860
Operating lease right-of-use assets	13,736	0
Other non-current assets	163	183	280
Total assets	26,702	37,194	63,327
Current liabilities:
Accounts payable	435	1,260	929
Accrued expenses	380	339	2,891
Accrued compensation	2,356	2,522	1,950
Due to related parties	138	172	766
Current portion of financing lease obligations	120	370	364
Common stock warrants	402	0
Other current liabilities	397	191	45
Total current liabilities	4,228	4,854	6,945
Financing lease obligations	0	17,506	17,876
Operating lease obligations	13,550	0
Long-term debt		0	1,518
Other non-current liabilities	80	702	113
Total liabilities	17,858	23,062	26,452
Stockholders' equity:
Common stock value	5	4	4
Additional paid-in capital	219,196	211,263	204,807
Common stock in treasury	(1,043)	(1,043)	(1,043)
Accumulated deficit	(209,314)	(196,092)	(166,893)
Total stockholders' equity	8,844	14,132	36,875
Total liabilities and stockholders' equity	$ 26,702	$ 37,194	$ 63,327